Discontinued Operations (Details) - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
TNS [Member]
Discontinued Operations (Details) [Line Items]
Gain (Loss) on disposal discontinued operation	$ 6,478,663
AWS [Member]
Discontinued Operations (Details) [Line Items]
Gain (Loss) on disposal discontinued operation	$ 711,676